Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Prepaid entry fees to location partners	¥ 357,060		¥ 135,416
VAT receivables	77,527		62,112
Prepayment to service providers(a)	9,753		30,834
Deposits	14,553		9,974
Prepaid expenses	13,133		12,257
Advance payment of income tax	5,383
Others	10,131		2,427
Total	¥ 487,540	$ 76,506	¥ 253,020